CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net loss	$ (221,634)	¥ (1,607,146)	¥ (1,176,758)	¥ (440,004)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts	950	6,887		360
Provision of prepayments and other current assets	(267)	(1,935)	3,245
Write-down of inventories	4,883	35,406	49,485	44,134
Share-based compensation	100,072	725,651	179,933	11,410
Depreciation and amortization	10,282	74,559	65,160	58,958
Lease expense to reduce right-of-use assets	5,789	41,975
(Income) loss from equity method investments	9,919	71,928	3,891	(148)
Gains on deconsolidation of a subsidiary	(9,926)	(71,974)	(10,579)
Gains on sale of an equity security	(8,237)	(59,728)
Change in fair value of an equity security	2,323	16,843
Amortization of debt issuance costs			99,923	55,351
Change in fair value of warrant liabilities	448	3,245	111,299	39,635
Loss on disposal of property, equipment and intangible assets	267	1,939	1,562	577
Unrealized exchange (gains)/losses	256	1,857	(12,478)	(55,213)
Changes in operating assets and liabilities, net of effects of deconsolidation of subsidiary:
Accounts receivable - third parties, net	(32,849)	(238,197)	(45,166)	499,485
Accounts receivable - related parties, net	(9,507)	(68,939)	(96,169)	(1,799)
Notes receivable	(5,714)	(41,433)	(19,406)	(3,991)
Inventories	737	5,341	(105,557)	(9,268)
Amounts due from related parties	(12,009)	(87,080)	(5,757)	(2,633)
Prepayments and other current assets	(26,157)	(189,669)	(157,371)	32,261
Accounts payable - third parties	109,667	795,226	18,699	(811,649)
Accounts payable - related parties	17,961	130,242	(218,143)	(21,235)
Notes payable	5,668	41,101	(144,529)	111,327
Contract liabilities - third parties	245	1,774	(4,565)	(2,391)
Contract liabilities - related parties	(32,723)	(237,287)	353,659	30,927
Amounts due to related parties	525	3,808	5,253	27,376
Accrued expenses and other current liabilities	28,247	204,830	188,317	69,834
Operating lease liabilities	(4,825)	(34,985)
Other non-current liabilities	1,989	14,424	8,769	(1,350)
Net cash used in operating activities	(63,620)	(461,337)	(907,283)	(368,046)
Investing activities:
Purchase of property, equipment and intangible assets	(21,691)	(157,286)	(85,736)	(69,114)
Proceeds from disposal of property, equipment and intangible assets	239	1,732
Cash paid for acquisition of equity investments	(10,956)	(79,442)	(1,145,637)
Cash received on deconsolidation of a subsidiary	138	1,000
Financial support to an equity method investee	(3,930)	(28,500)
Loans to related parties	(7,897)	(57,260)	(28,850)
Cash collection of loans to related parties	4,049	29,360
Advances to a related party			(19,806)	(103,024)
Cash collection of advances to a related party			90,155	81,026
Net cash (used in)/provided by investing activities	(43,171)	(313,039)	(1,198,234)	(91,112)
Financing activities:
Cash contributed by redeemable non-controlling shareholders	1,379	10,000	30,000
Cash contributed by non-redeemable non-controlling shareholders			202,000
Proceeds from short-term borrowings	175,141	1,270,000	947,000	76,000
Repayment of short-term borrowings	(183,691)	(1,332,000)	(91,000)	(167,900)
Proceeds from issuance of convertible notes	72,715	527,281
Payment for issuance of convertible notes	(405)	(2,938)
Borrowings from related parties	96,534	700,000	45,152
Repayment of borrowings from related parties	(96,534)	(700,000)	(65,152)
Repayment of long-term debt			(1,125,310)
Cash disposed in the Restructuring	(2,758)	(20,000)
Cash proceeds from COVA	6,030	43,724
Cash proceeds from Geely strategic investment	19,197	139,200
Cash paid for costs of the Merger	(18,891)	(136,985)
Net cash provided by financing activities	90,711	657,767	2,122,792	1,138,126
Effect of foreign currency exchange rate changes on cash and restricted cash	3,985	28,906	(32,019)	(10,023)
Net increase (decrease) in cash and restricted cash	(12,095)	(87,703)	(14,744)	668,945
Cash and restricted cash at the beginning of the period	136,408	989,132	1,003,876	334,931
Cash and restricted cash at the end of the period	124,313	901,429	989,132	1,003,876
Supplemental information:
Income tax paid			12,557	35
Interest paid	3,987	28,908	28,983	2,905
Non-cash investing and financing activities:
Payable for purchase of property, equipment and intangible assets	3,335	24,186	17,882	4,123
Re-designation of ordinary shares to Series A Preferred Shares			97,660
Issuance of Series B Convertible Redeemable Preferred Shares in connection with acquisition of an equity-method investment			620,703
Non-cash assets distributed to shareholders of the Company in the Restructuring	34,184	247,875
Payable for issuance cost of convertible notes payable	775	5,621
Amounts due from a related party for sale of Zenseact	105,249	763,192
Issuance of ordinary shares in exchange for an equity security	12,083	87,615
Payable for costs of the Merger	18,418	133,554
Conversion of Convertible Redeemable Preferred Shares to ordinary shares	757,485	5,492,749
Conversion of convertible notes payable to Class A Ordinary Shares	9,598	69,600
Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Investing activities:
Cash disposed on deconsolidation of a subsidiary			(8,360)
Suzhou Photon-Matrix
Adjustments to reconcile net loss to net cash used in operating activities:
Gains on deconsolidation of a subsidiary		(71,974)
Investing activities:
Cash disposed on deconsolidation of a subsidiary	(3,123)	(22,643)
Series Angel Convertible Redeemable Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares			81,950
Series A Convertible Redeemable Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares			1,032,104	206,422
Payment for issuance cost and fees				(8,500)
Refundable deposits in connection with the issuance of Convertible Redeemable Preferred Shares				¥ 1,032,104
Repayment of refundable deposits in connection with the issuance of Series A Convertible Redeemable Preferred Shares			(1,032,104)
Series A+ Convertible Redeemable Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares			1,331,641
Payment for issuance cost and fees			(10,000)
Series A++ Convertible Redeemable Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares			452,241
Refundable deposits in connection with the issuance of Convertible Redeemable Preferred Shares			461,849
Repayment of refundable deposits in connection with the issuance of Series A Convertible Redeemable Preferred Shares			461,849
Series B Convertible Redeemable Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares	$ 21,994	¥ 159,485	¥ 324,270